Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Balance at Beginning of Year	$ 277	$ 267	$ 351
Provision Charged to Cost and Expenses	60	16	19
Write-offs/ Allowances Taken	(15)	(10)	(11)
Other Additions (Deductions)	133	4	(92)
Balance at End of Year	455	277	267
Allowance for Bad Debts [Member]
Balance at Beginning of Year	31	32	32
Provision Charged to Cost and Expenses	3	5	4
Write-offs/ Allowances Taken	(4)	(2)	(2)
Other Additions (Deductions)	(4)	(4)	(2)
Balance at End of Year	26	31	32
Other Receivable Allowances [Member]
Balance at Beginning of Year	31	32	41
Provision Charged to Cost and Expenses	13	16	6
Write-offs/ Allowances Taken	(11)	(8)	(9)
Other Additions (Deductions)	(18)	(9)	(6)
Balance at End of Year	15	31	32
Deferred Tax Asset Valuation Allowances [Member]
Balance at Beginning of Year	215	203	278
Provision Charged to Cost and Expenses	44	(5)	9
Other Additions (Deductions)	155	17	(84)
Balance at End of Year	$ 414	$ 215	$ 203